Schedule of Convertible Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Convertible Debentures
Beginning balance	$ 10,329,719
Issued		11,135,145
Transaction costs		(992,525)
Transaction costs allocated to equity		77,086
Relative fair value of conversion feature		(369,181)
Relative fair value of Warrants		(495,653)
Repayment	(1,312,073)	(709,022)
Accretion	880,320	578,675
Interest	1,317,458	931,962
Currency translation adjustment	(849,694)	173,232
Conversion	(737)
Ending balance	10,364,993	10,329,719
Current, convertible debt	10,364,993	$ 227,092
Long-term, convertible debt